Going Concern and Financial Condition	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Going Concern and Financial Condition
Going Concern and Financial Condition

Note 2 – Going Concern and Financial Condition

Under ASC 205-40, Presentation of Financial Statements—Going Concern, the Company has the responsibility to evaluate whether conditions and/or events raise substantial doubt about its ability to meet its future financial obligations as they become due within one year after the date that the financial statements are issued. As required by ASC 205-40, this evaluation shall initially not take into consideration the potential mitigating effects of plans that have not been fully implemented as of the date the financial statements are issued. Management has assessed the Company’s ability to continue as a going concern in accordance with the requirements of ASC 205-40.

The accompanying unaudited condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As reflected in the unaudited condensed consolidated financial statements, the Company had a net loss of approximately $2.4 million and cash used in operating activities of $1.7 million for the nine months ended September 30, 2025; had cash of approximately $1.8 million at September 30, 2025; and an accumulated deficit of approximately $75.2 million at September 30, 2025. The Company’s working capital deficiency at September 30, 2025 was approximately $5.0 million. The aforementioned factors raise substantial doubt about the Company’s ability to continue as a going concern within one year from the issuance date of the financial statements.

In addition to maintaining its revenue stream from its legacy mercury emissions control business, the Company’s plans and expectations over the next twelve months to mitigate such financial condition include receiving additional cash inflows from the judgment expected in connection with the $57.1 million jury verdict awarded to the Company in March 2024, additional licensing revenues and product sales from the other patent litigation recently commenced, and revenues from the Company’s entry into the water treatment business. During 2024, the Company opened two new state of the art laboratories and added personnel to support our entry into the water business which the Company believes will lead to a vibrant new revenue stream. In addition, management is exploring additional financing opportunities. While management believes these plans will alleviate substantial doubt, there is no assurance that they will be successfully realized or implemented.

The accompanying unaudited condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset amounts or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern within one year after the date the financial statements are issued.

Note 3 – Going Concern and Financial Condition

Under ASC 205-40, Presentation of Financial Statements—Going Concern, the Company has the responsibility to evaluate whether conditions and/or events raise substantial doubt about its ability to meet its future financial obligations as they become due within one year after the date that the financial statements are issued. As required by ASC 205-40, this evaluation shall initially not take into consideration the potential mitigating effects of plans that have not been fully implemented as of the date the financial statements are issued. Management has assessed the Company’s ability to continue as a going concern in accordance with the requirements of ASC 205-40.

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As reflected in the consolidated financial statements, the Company had a net loss of approximately $10.8 million and cash used in operating activities of approximately $4.1 million for the year ended December 31, 2024; had cash of approximately $3.5 million at December 31, 2024; and an accumulated deficit of approximately $72.8 million at December 31, 2024. The Company’s working capital deficiency at December 31, 2024 was approximately $2.7 million. The aforementioned factors raise substantial doubt about the Company’s ability to continue as a going concern within one year from the issuance date of the financial statements.

In addition to maintaining its revenue stream from its legacy mercury emissions control business, the Company’s plans and expectations over the next twelve months to mitigate such financial condition include receiving additional cash inflows from the judgment expected in connection with the $57.1 million jury verdict awarded to the Company in March 2024, additional licensing revenues and product sales from the other patent litigation recently commenced, and revenues from the Company’s entry into the water treatment business. During 2024, the Company opened two new state of the art laboratories and have added personnel to support our entry into the water business which the Company believes will lead to a vibrant new revenue stream. In addition, management is exploring additional financing opportunities. While management believes these plans will alleviate substantial doubt, there is no assurance that they will be successfully realized or implemented.

The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset amounts or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern within one year after the date the financial statements are issued.